Subsequent Events (Details) (Subsequent events, Nine affiliate dental insurers)	3 Months Ended
Mar. 31, 2013 item
Subsequent Events
Number of affiliate dental insurers	9
Percentage of interest acquired	100.00%
Interfinancial Inc.
Subsequent Events
Percentage of interest transferred to subsidiary by parent	100.00%